Inventory	3 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
7.	Inventory

Inventory represents finished goods and work in progress. Finished goods and work in progress consist primarily of specifically identifiable items that are valued at the lower of cost or fair market value using the first-in, first-out (FIFO) method. Inventory consists of the following at:

	March 31, 2016	December 31, 2015
Work-in-progress	$91,144	$98,437
Finished goods	11,675	12,650
Total inventory	$102,819	$111,087